LEASES - Operating Lease, Maturity (Details) $ in Thousands	Dec. 31, 2025 USD ($)
LEASES
2026	$ 1,040
2027	1,069
2028	557
2029	337
2030	279
Thereafter	143
Total undiscounted lease payments	3,425
Less: imputed interest	(358)
Total lease liabilities	$ 3,067